Document and Entity Information	Feb. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2023
Entity Registrant Name	Cognex Corporation
Entity Incorporation, State or Country Code	MA
Entity File Number	001-34218
Entity Tax Identification Number	04-2713778
Entity Address, Address Line One	One Vision Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760-2059
City Area Code	508
Local Phone Number	650-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000851205
Title of 12(b) Security	Common Stock, par value $.002 per share
Trading Symbol	CGNX
Security Exchange Name	NASDAQ